Financial instruments and fair value disclosures - Interest rate, credit and foreign exchange risk (Details) £ in Thousands	Sep. 30, 2022 USD ($)	Sep. 30, 2022 GBP (£)
Accumulated impairment
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial assets	$ 0
Interest rate risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Maximum exposure to credit risk	$ 0
Currency risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position | £		£ 73,889
Currency risk | UK Subsidiary
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Amount of exposure on net monetary position | £		£ 73,889
Reasonable shift
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase decrease in effect of loss	10.41%	10.41%
Reasonable shift | Currency risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Percentage of reasonably possible increase decrease in effect of loss	10.41%	10.41%
Effect on Loss of +ve movements | Currency risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial Instruments effect of loss of Positive movements	$ 7,694,000
Effect on Loss of -ve movements | Currency risk
Disclosure of sensitivity analysis to changes in risk exposures that arise from contracts within scope of IFRS 17 [line items]
Financial Instruments effect of loss of negative movements	$ (7,694,000)